Segment reporting - Summary of Disaggregation of Revenue Geographically (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 1,696,854	€ 1,436,117	€ 1,292,210
Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	1,022,617	837,995	714,165
Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	674,237	598,122	578,045
Africa and Middle East
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 655,092	€ 414,894	€ 271,536
Percentage of entity's revenue	39.00%	28.00%	21.00%
Africa and Middle East | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 650,919	€ 411,017	€ 267,750
Percentage of entity's revenue	64.00%	49.00%	37.00%
Africa and Middle East | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 4,173	€ 3,877	€ 3,786
Percentage of entity's revenue	1.00%	1.00%	1.00%
Asia-Pacific
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 140,021	€ 224,920	€ 287,851
Percentage of entity's revenue	8.00%	16.00%	22.00%
Asia-Pacific | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 25,303	€ 121,300	€ 184,668
Percentage of entity's revenue	2.00%	14.00%	26.00%
Asia-Pacific | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 114,718	€ 103,620	€ 103,183
Percentage of entity's revenue	17.00%	17.00%	18.00%
Europe
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 276,969	€ 224,912	€ 159,553
Percentage of entity's revenue	16.00%	16.00%	12.00%
Europe | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 193,346	€ 143,985	€ 120,804
Percentage of entity's revenue	19.00%	17.00%	17.00%
Europe | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 83,623	€ 80,927	€ 38,749
Percentage of entity's revenue	12.00%	14.00%	7.00%
North America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 602,778	€ 544,422	€ 541,702
Percentage of entity's revenue	36.00%	38.00%	43.00%
North America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 143,244	€ 147,425	€ 123,756
Percentage of entity's revenue	14.00%	18.00%	18.00%
North America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 459,534	€ 396,997	€ 417,946
Percentage of entity's revenue	68.00%	66.00%	72.00%
South/Latin America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 21,994	€ 26,969	€ 31,568
Percentage of entity's revenue	1.00%	2.00%	2.00%
South/Latin America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 9,805	€ 14,268	€ 17,187
Percentage of entity's revenue	1.00%	2.00%	2.00%
South/Latin America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 12,189	€ 12,701	€ 14,381
Percentage of entity's revenue	2.00%	2.00%	2.00%